Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share-based compensation
Summary of the options granted

		Granted
		(For Purposes of Measuring
		Share‑based
	Contractually Granted	Compensation Expense)
As of January 1, 2023	126,581,250	43,681,848
Granted	12,012,400	30,811,514
As of December 31, 2023	138,593,650	74,493,362
Granted	8,850,000	25,840,498
As of December 31, 2024	147,443,650	100,333,860
Granted	5,361,550	27,764,353
As of December 31, 2025	152,805,200	128,098,213

			Weighted
		Weighted	Average	Aggregate
		Average Exercise	Remaining	Intrinsic
	Number	Price	Contractual Life	Value
	of Shares	(US$)	(Years)	(in thousands US$)
Outstanding as of January 1, 2023	41,468,341	0.171	7.06	88,297
Granted	30,811,514	0.130	6.85	48,251
Exercised	(10,802,458)	0.268	—	—
Forfeited	(9,056,467)	0.144	—	—
Outstanding as of December 31, 2023	52,420,930	0.163	6.62	116,149
Granted	25,840,498	0.124	6.16	51,344
Exercised	(3,579,925)	0.240	—	—
Forfeited	—	0.036	—	—
Outstanding as of December 31, 2024	74,681,503	0.152	5.77	178,803
Granted	27,764,353	0.113	5.45	57,207
Exercised	(6,243,395)	0.198	—	—
Forfeited	(133,879)	0.068	—	—
Outstanding as of December 31, 2025	96,068,582	0.142	4.91	255,275

Vested and Exercisable as of December 31, 2023	6,221,650	0.190	5.48	11,263
Vested and Exercisable as of December 31, 2024	74,715,658	0.174	5.49	148,360
Vested and Exercisable as of December 31, 2025	89,467,431	0.140	4.81	195,913

Summary of the restricted share units (RSU) activity under the 2021 Plan

		Granted
		(For Purposes of Measuring
		Share-based
	Contractually Granted	Compensation Expense)
As of December 31, 2023	40,496,027	2,953,061
Granted	1,352,854	3,111,945
Vested	(837,414)	(1,407,775)
Forfeited	—	(432,724)
As of December 31, 2024	41,011,467	4,224,507
Granted	1,844,186	6,261,215
Vested	(1,813,144)	(6,349,704)
Forfeited	—	(13,648)
As of December 31, 2025	41,042,509	4,122,370

Summary of assumptions used in the option pricing model

For the year ended
	December 31, 2023	December 31, 2024	December 31, 2025
Risk-free interest rate	3.55%~4.18%	4.31%~4.44%	3.61%~4.42%
Expected terms (in years)	5~8	4~6	3~6
Expected volatility	77.50%~87.20%	67.71%~73.07%	55.85%~72.64%
Expected dividend yield	—	—	—
Fair value of underlying ordinary share (US$)	2.0	2.2	2.3

Summary of restricted shares activity

		Weighted‑Average
	Number of Restricted	Grant Date
	Shares Granted	Fair Value
		US$
Outstanding as of January 1, 2020	65,571,473	0.09
Granted	—	—
Vested	(40,982,171)	0.09
Forfeited	—	—
Outstanding as of December 31, 2020	24,589,302	0.09
Granted	—	—
Vested	(24,589,302)	0.09
Forfeited	—	—
Outstanding as of December 31, 2021	—	—
(*)	The share-based compensation expenses discussed below only include the expenses attributable to the Group.